Financial instruments - Categories of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Current financial assets at amortized cost	$ 3,073,956	$ 3,308,600
Current financial assets at fair value through profit or loss	18,333	9,046
Non-current financial assets at amortized cost	2,747	2,579
Non-current, financial assets at fair value through profit or loss	60,686	248,261
Financial assets at amortized cost	3,076,703	3,311,179
Total, financial assets at fair value through profit or loss	79,019	257,307
Cash and cash equivalent
Financial instruments [Line Items]
Current financial assets at amortized cost	1,377,851	1,041,369
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	1,377,851	1,041,369
Trade receivables due from related parties at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	28,706	43,253
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	28,706	43,253
Financial assets measured at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	1,061,262	1,316,797
Non-current financial assets at amortized cost	20	20
Financial assets at amortized cost	1,061,282	1,316,817
Trade and other receivables
Financial instruments [Line Items]
Current financial assets at amortized cost	606,137	907,181
Non-current financial assets at amortized cost	2,727	2,559
Financial assets at amortized cost	608,864	909,740
Financial instruments for hedging purposes
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	15,405	8,527
Non-current, financial assets at fair value through profit or loss	2,930	15,993
Total, financial assets at fair value through profit or loss	18,335	24,520
Derivative financial instruments with effect in profit or loss (no hedge)
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	2,928	519
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	2,928	519
Financial assets classified as available for sale at fair value through other comprehensive income
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	57,756	232,268
Total, financial assets at fair value through profit or loss	57,756	232,268
Total financial assets
Financial instruments [Line Items]
Current, total financial assets	3,092,289	3,317,646
Non-current, total financial assets	63,433	250,840
Total financial assets	$ 3,155,722	$ 3,568,486